Quarterly Report
September 30, 2023
MFS®  Limited Maturity Portfolio
MFS® Variable Insurance Trust III
VLT-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.4%
Aerospace & Defense – 0.9%
Boeing Co., 1.433%, 2/04/2024	$876,000	$862,057
Boeing Co., 2.196%, 2/04/2026	1,118,000	1,026,529
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,049,000	1,013,193
		$2,901,779
Asset-Backed & Securitized – 21.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.132%, 11/15/2054 (i)	$12,988,470	$646,891
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.945% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	898,000	870,588
ACREC 2021-FL1 Ltd., “B”, FLR, 7.245% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,596,000	1,537,262
ACREC 2021-FL1 Ltd., “C”, FLR, 7.595% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	902,000	860,825
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	418,177	412,653
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.046% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	455,000	435,887
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.296% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	264,000	249,769
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.146% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,102,500	1,080,922
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 7.446% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,102,500	1,072,835
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.746% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	663,500	636,293
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.613% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,737,500	1,657,793
AREIT 2019-CRE3 Trust, “AS”, FLR, 6.746% ((SOFR - 1mo. + 0.11448%) + 1.3%), 9/14/2036 (n)	513,627	507,205
AREIT 2019-CRE3 Trust, “B”, FLR, 6.996% ((SOFR - 1mo. + 0.11448%) + 1.55%), 9/14/2036 (n)	319,500	306,266
AREIT 2019-CRE3 Trust, “C”, FLR, 7.346% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	264,000	248,805
AREIT 2022-CRE6 Trust, “D”, FLR, 8.163% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	237,500	217,538
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 7.245% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/20/2032 (n)	1,039,826	1,019,404
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.695% ((SOFR - 3mo. + 0.26161%) + 2.1%), 1/20/2032 (n)	563,239	546,456
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 7.187% ((SOFR - 3mo. + 0.26161%) + 1.6%), 4/20/2031 (n)	1,748,737	1,728,744
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 7.487% ((SOFR - 3mo. + 0.26161%) + 1.9%), 4/20/2031 (n)	741,069	732,266
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.919%, 12/15/2051 (i)(n)	21,682,367	648,981
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.412%, 7/15/2054 (i)	5,721,075	359,192
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.494%, 9/15/2054 (i)	5,929,378	420,507
BDS 2021-FL10 Ltd., “B”, FLR, 7.395% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	519,000	502,003
BDS 2021-FL10 Ltd., “C”, FLR, 7.745% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	377,500	362,058
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.374%, 2/15/2054 (i)	10,343,258	636,389
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.378%, 7/15/2054 (i)	11,257,419	740,372
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.388%, 8/15/2054 (i)	8,210,718	546,078
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.145%, 9/15/2054 (i)	11,843,415	604,300
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 6.813% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	2,069,500	2,043,631
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.363% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	287,500	277,513
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 7.613% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	463,500	442,790
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	99,805	93,570
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	208,832	189,919
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	58,085	51,585
BXMT 2020-FL2 Ltd., “B”, FLR, 6.846% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,445,000	1,258,666
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	550,876	517,233
CD 2017-CD4 Mortgage Trust, “XA”, 1.378%, 5/10/2050 (i)	13,816,568	454,796
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	335,961	305,172
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	106,277	93,314
Chesapeake Funding II LLC (CF II) 2023-2A, “A1”, 6.16%, 10/14/2035 (n)	652,000	652,395
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	656,186	651,756
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	460,813	458,633
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	247,127	240,086
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.753%, 11/15/2062 (i)	8,781,789	277,382
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.424%, 2/15/2054 (i)	9,062,601	619,795
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.084%, 6/15/2063 (i)	8,856,409	448,730
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.147%, 6/15/2064 (i)	4,914,836	268,650
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	130,160	128,475
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	250,000	242,034
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	250,000	237,919

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	$250,000	$234,047
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	261,000	252,865
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	478,000	447,466
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/16/2033 (n)	708,000	705,030
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	865,353	863,978
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	754,044	747,808
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 7.164% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	1,241,500	1,210,633
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.564% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,154,000	1,119,243
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	233,981	232,542
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.01%, 5/09/2050 (i)	15,132,258	444,689
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.226%, 8/10/2050 (i)	14,932,006	467,275
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.242%, 5/12/2053 (i)	8,329,863	468,620
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 8.019% ((SOFR - 3mo. + 0.26161%) + 2.45%), 4/15/2033 (n)	1,998,469	1,946,894
JPMorgan Chase Commercial Mortgage Securities Corp., 1.131%, 9/15/2050 (i)	13,368,664	350,429
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.996% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	741,500	721,257
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 6.816% ((SOFR - 1mo. + 0.11448%) + 1.37%), 4/15/2034 (n)	293,388	291,892
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.196% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,344,000	1,312,576
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.446% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	567,500	542,523
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 7.081% ((SOFR - 3mo. + 0.26161%) + 1.5%), 4/19/2030 (n)	2,779,008	2,756,706
MF1 2020-FL4 Ltd., “B”, FLR, 8.196% ((SOFR - 1mo. + 0.11448%) + 2.75%), 11/15/2035 (n)	1,946,000	1,925,638
MF1 2021-FL6 Ltd., “B”, FLR, 7.095% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	1,598,887	1,533,237
MF1 2022-FL9 Ltd., “B”, FLR, 8.477% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	1,885,500	1,863,809
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.405%, 5/15/2050 (i)	13,112,122	416,449
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.478%, 6/15/2050 (i)	6,755,471	202,990
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.997%, 12/15/2051 (i)	17,028,645	548,154
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.415%, 5/15/2054 (i)	7,287,682	452,899
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.327%, 6/15/2054 (i)	6,760,859	381,122
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 6.413% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	552,000	554,288
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.357% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	1,129,454	1,109,293
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.957% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	1,129,454	1,075,595
OneMain Financial Issuance Trust (OMFIT) 2023-2A, “B”, 6.17%, 9/14/2036 (n)	531,000	527,623
OneMain Financial Issuance Trust (OMFIT) 2023-2A, “C”, 6.74%, 9/14/2036 (n)	1,250,000	1,244,532
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	102,042	101,851
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,108,000	994,119
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	712,000	683,157
PFP III 2021-8 Ltd., “B”, FLR, 6.946% ((SOFR - 1mo. + 0.11448%) + 1.5%), 8/09/2037 (n)	490,500	475,244
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 7.462% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	927,055	894,551
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 7.237% ((SOFR - 3mo. + 0.26161%) + 1.65%), 10/20/2027 (n)	709,957	707,295
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.596% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	516,000	487,685
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 7.087% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	422,000	416,350
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	735,000	618,554
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 7.537% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	1,001,000	980,312
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.245% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	764,000	706,852
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.296% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,000,000	1,925,250
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.16%, 11/15/2050 (i)	9,205,565	278,203
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.055%, 12/15/2051 (i)	7,385,552	258,756
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.491%, 11/15/2054 (i)	3,984,683	270,531
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.163% (SOFR - 1mo. + 0.85%), 3/15/2027	986,595	987,908
		$67,281,046
Automotive – 1.7%
Daimler Trucks Finance North America LLC, 1.625%, 12/13/2024 (n)	$1,487,000	$1,412,693
Hyundai Capital America, 0.8%, 1/08/2024 (n)	154,000	151,837
Hyundai Capital America, 5.875%, 4/07/2025 (n)	958,000	954,683
LKQ Corp., 5.75%, 6/15/2028 (n)	404,000	394,674
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	723,000	628,989
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	602,000	582,596
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	650,000	622,889

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	$494,000	$448,457
		$5,196,818
Broadcasting – 0.9%
WarnerMedia Holdings, Inc., 3.788%, 3/15/2025	$2,271,000	$2,193,007
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	679,000	626,865
		$2,819,872
Brokerage & Asset Managers – 1.6%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$1,942,000	$1,788,684
Charles Schwab Corp., 5.875%, 8/23/2026	1,766,000	1,760,184
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	645,000	631,728
LPL Holdings, Inc., 4%, 3/15/2029 (n)	814,000	709,696
		$4,890,292
Business Services – 1.0%
Equinix, Inc., 1.25%, 7/15/2025	$607,000	$558,299
Global Payments, Inc., 1.2%, 3/01/2026	1,450,000	1,293,226
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,481,000	1,358,452
		$3,209,977
Chemicals – 0.2%
Nutrien Ltd., 4.9%, 3/27/2028	$249,000	$240,488
Westlake Chemical Corp., 0.875%, 8/15/2024	500,000	478,198
		$718,686
Computer Software – 0.4%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$1,415,000	$1,393,102
Computer Software - Systems – 0.4%
VMware, Inc., 1%, 8/15/2024	$839,000	$803,668
VMware, Inc., 1.4%, 8/15/2026	649,000	572,487
		$1,376,155
Conglomerates – 0.8%
Regal Rexnord Corp., 6.05%, 2/15/2026 (n)	$1,023,000	$1,011,595
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	600,000	583,600
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	1,088,000	1,077,643
		$2,672,838
Consumer Products – 0.3%
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/2025	$591,000	$567,645
GSK Consumer Healthcare Capital UK PLC, 3.375%, 3/24/2027	345,000	320,074
		$887,719
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$432,000	$390,500
Berry Global, Inc., 1.65%, 1/15/2027	1,534,000	1,318,502
Berry Global, Inc., 5.5%, 4/15/2028 (n)	167,000	161,316
		$1,870,318
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 6.125%, 3/01/2026	$686,000	$683,158

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 1.1%
Microchip Technology, Inc., 0.983%, 9/01/2024	$2,095,000	$1,999,911
Qorvo, Inc., 1.75%, 12/15/2024 (n)	515,000	483,878
SK Hynix, Inc., 6.25%, 1/17/2026 (n)	1,081,000	1,080,178
		$3,563,967
Emerging Market Quasi-Sovereign – 0.3%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$619,000	$592,776
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	344,000	322,754
		$915,530
Energy - Independent – 0.1%
EQT Corp., 5.7%, 4/01/2028	$350,000	$343,030
Financial Institutions – 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	$1,399,000	$1,383,038
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	798,000	760,764
Air Lease Corp., 2.2%, 1/15/2027	1,101,000	974,981
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,214,000	1,188,258
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	1,574,000	1,409,965
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	506,000	475,588
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	886,000	747,918
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	678,000	574,471
		$7,514,983
Food & Beverages – 1.7%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$1,276,000	$1,234,245
General Mills, Inc., 5.241%, 11/18/2025	834,000	826,486
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	1,669,000	1,400,604
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	1,392,000	1,321,190
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	678,000	585,393
		$5,367,918
Food & Drug Stores – 0.4%
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	$1,339,000	$1,313,554
Gaming & Lodging – 1.0%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$1,084,000	$1,061,664
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,134,000	1,087,900
Hyatt Hotels Corp., 5.75%, 1/30/2027	633,000	628,940
Marriott International, Inc., 4.9%, 4/15/2029	445,000	424,285
		$3,202,789
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$144,000	$133,929
Insurance – 0.3%
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	$882,000	$810,044
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/05/2028 (n)	$1,139,000	$1,141,312
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,121,000	$1,114,692
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	410,689
		$1,525,381

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 16.7%
Bank of America Corp., 4.2%, 8/26/2024	$692,000	$679,884
Bank of America Corp., 4.45%, 3/03/2026	995,000	958,315
Bank of America Corp., 4.25%, 10/22/2026	575,000	546,228
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	2,531,000	2,242,869
Bank of America Corp., 4.183%, 11/25/2027	959,000	891,487
Barclays PLC, 1.007% to 12/10/2023, FLR (CMT - 1yr. + 0.8%) to 12/10/2024	207,000	204,746
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	550,000	518,841
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,474,000	1,298,692
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,764,000	1,571,551
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	1,545,000	1,458,122
Deutsche Bank AG, 0.898%, 5/28/2024	421,000	406,298
Deutsche Bank AG, 1.447% to 4/01/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	2,012,000	1,955,870
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	464,000	404,044
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	149,109
Goldman Sachs Group, Inc., 1.757% to 1/24/2024, FLR (SOFR - 1 day + 0.73%) to 1/24/2025	1,426,000	1,403,403
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	750,000	722,154
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	821,000	734,578
Goldman Sachs Group, Inc., 5.95%, 1/15/2027	1,439,000	1,434,000
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	1,205,000	1,063,958
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	910,000	848,181
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	623,000	549,332
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	900,000	794,450
Huntington Bancshares, Inc., 4.008% to 5/16/2024, FLR (SOFR - 1 day + 1.205%) to 5/16/2025	683,000	665,770
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	143,000	132,086
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day+ 2.02%) to 8/21/2029	840,000	821,731
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	1,642,000	1,546,226
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	1,071,000	953,141
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	862,000	769,276
JPMorgan Chase & Co., 4.25%, 10/01/2027	959,000	909,976
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	450,000	431,581
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	1,003,000	961,366
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	437,000	413,216
Morgan Stanley, 5.812% to 11/10/2022, FLR (SOFR - 1 day + 0.466%) to 11/09/2023	1,637,000	1,637,016
Morgan Stanley, 5.791% to 1/25/2023, FLR (SOFR - 1 day + 0.455%) to 1/24/2024	2,151,000	2,150,548
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	1,635,000	1,540,407
Morgan Stanley, 4.35%, 9/08/2026	1,350,000	1,287,197
Morgan Stanley, 3.625%, 1/20/2027	381,000	355,677
Morgan Stanley, 3.95%, 4/23/2027	135,000	125,391
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	411,000	363,156
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	750,000	670,768
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,018,000	1,996,385
PNC Bank N.A., 2.5%, 8/27/2024	1,183,000	1,145,446
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	1,717,000	1,659,626
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	907,000	891,988
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	437,000	425,240
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	444,000	419,552
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	455,000	448,243
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,613,000	1,492,074
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	1,184,000	1,053,086
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	944,000	921,547
Toronto-Dominion Bank, 5.532%, 7/17/2026	1,956,000	1,941,744
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	374,000	358,633
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	421,000	385,669
Wells Fargo & Co., 2.164% to 2/11/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.75%) to 2/11/2026	2,242,000	2,116,396
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	734,000	674,086
		$52,500,356

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.6%
IQVIA, Inc., 5.7%, 5/15/2028 (n)	$446,000	$433,307
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	1,500,000	1,430,068
		$1,863,375
Metals & Mining – 1.4%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$966,000	$925,808
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,354,000	1,342,334
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	1,100,000	1,014,368
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,072,431
		$4,354,941
Midstream – 1.9%
DCP Midstream Operating, LP, 5.625%, 7/15/2027	$1,413,000	$1,393,799
Enbridge, Inc., 2.5%, 2/14/2025	496,000	472,612
Enbridge, Inc., 5.969%, 3/08/2026	257,000	255,732
Energy Transfer LP, 2.9%, 5/15/2025	635,000	603,266
Energy Transfer LP, 5.55%, 2/15/2028	436,000	428,291
Plains All American Pipeline LP, 3.85%, 10/15/2023	750,000	748,688
Plains All American Pipeline LP, 4.65%, 10/15/2025	992,000	963,169
TC Energy Corp., 6.203%, 3/09/2026	480,000	479,211
Western Midstream Operating LP, 3.1%, 2/01/2025	796,000	761,565
		$6,106,333
Mortgage-Backed – 1.0%
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	$399,679	$389,910
Fannie Mae, 2%, 5/25/2044	133,930	129,187
Freddie Mac, 1.042%, 4/25/2024 (i)	407,013	1,119
Freddie Mac, 1.696%, 4/25/2030 (i)	6,102,311	481,262
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,078,833	1,889,325
Freddie Mac, 2%, 7/15/2042	287,868	257,570
		$3,148,373
Municipals – 0.7%
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.605%, 11/01/2023	$280,000	$279,064
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.225%, 1/01/2024	730,000	723,775
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	190,000	185,286
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	150,000	141,775
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	185,000	171,519
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	200,972	187,903
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	440,000	430,777
		$2,120,099
Natural Gas - Pipeline – 0.6%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$1,960,000	$1,906,202
Other Banks & Diversified Financials – 2.1%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$901,000	$917,509
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/12/2029 (n)	225,000	224,064
American Express Co., 2.25%, 3/04/2025	773,000	734,567
Banque Federative du Credit Mutuel S.A., 0.65%, 2/27/2024 (n)	1,833,000	1,794,062
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	905,000	900,004
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	654,000	620,135
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,200,000	1,073,545
National Bank of Canada, 0.55% to 11/15/2023, FLR (CMT - 1yr. + 0.4%) to 11/15/2024	250,000	248,143
		$6,512,029

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.4%
Amgen, Inc., 5.507%, 3/02/2026	$990,000	$984,025
Amgen, Inc., 5.15%, 3/02/2028	319,000	313,735
		$1,297,760
Railroad & Shipping – 0.5%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$1,588,000	$1,505,462
Real Estate - Office – 0.3%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$1,092,000	$983,132
Retailers – 0.2%
Nordstrom, Inc., 2.3%, 4/08/2024	$519,000	$508,127
Specialty Stores – 0.5%
Genuine Parts Co., 1.75%, 2/01/2025	$792,000	$746,187
Ross Stores, Inc., 0.875%, 4/15/2026	789,000	700,486
		$1,446,673
Student Loan Revenue – 0.2%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$580,000	$534,749
Telecommunications - Wireless – 0.9%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$257,000	$236,740
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	206,000	186,846
Rogers Communications, Inc., 3.2%, 3/15/2027	683,000	624,710
T-Mobile USA, Inc., 3.5%, 4/15/2025	1,901,000	1,834,291
		$2,882,587
Tobacco – 0.9%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$481,000	$472,221
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	305,000	304,158
Philip Morris International, Inc., 5.125%, 11/15/2024	800,000	794,284
Philip Morris International, Inc., 5%, 11/17/2025	364,000	359,667
Philip Morris International, Inc., 5.125%, 11/17/2027	324,000	317,257
Philip Morris International, Inc., 4.875%, 2/15/2028	638,000	618,079
		$2,865,666
Transportation - Services – 2.0%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$2,849,000	$2,780,637
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	1,638,000	1,632,407
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	872,000	869,651
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	551,000	538,130
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	551,000	529,352
		$6,350,177
U.S. Treasury Obligations – 25.1%
U.S. Treasury Notes, 4.125%, 1/31/2025	$26,532,000	$26,121,583
U.S. Treasury Notes, 5%, 9/29/2025	6,285,000	6,279,108
U.S. Treasury Notes, 4.125%, 6/15/2026 (f)	40,589,000	39,837,470
U.S. Treasury Notes, 4.5%, 7/14/2026	6,440,000	6,380,631
		$78,618,792
Utilities - Electric Power – 4.7%
American Electric Power Co., Inc., 5.699%, 8/15/2025	$308,000	$306,421
Edison International, 4.7%, 8/15/2025	750,000	729,826
Emera US Finance LP, 0.833%, 6/15/2024	589,000	565,788
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	630,000	637,334
Entergy Louisiana LLC, 0.95%, 10/01/2024	2,993,000	2,853,419

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
FirstEnergy Corp., 2.05%, 3/01/2025	$929,000	$871,628
FirstEnergy Corp., 1.6%, 1/15/2026	513,000	461,320
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	827,000	828,251
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	922,000	919,411
Pacific Gas & Electric Co., 1.7%, 11/15/2023	443,000	440,527
Pacific Gas & Electric Co., 3.25%, 2/16/2024	704,000	695,762
Pacific Gas & Electric Co., 4.95%, 6/08/2025	550,000	537,058
Pacific Gas & Electric Co., 6.1%, 1/15/2029	844,000	824,354
Southern California Edison Co., 0.975%, 8/01/2024	667,000	640,106
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	952,000	941,109
WEC Energy Group, Inc., 0.8%, 3/15/2024	612,000	597,632
Xcel Energy, Inc., 0.5%, 10/15/2023	1,753,000	1,749,769
		$14,599,715
Total Bonds		$311,838,745
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 5.4% (v)	8,469,865	$8,471,559

Other Assets, Less Liabilities – (2.1)%		(6,712,632)
Net Assets – 100.0%		$313,597,672
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,471,559 and $311,838,745, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $103,263,149, representing 32.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 9/30/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	151	$30,609,352	December – 2023	$(78,400)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/25	USD	8,000,000	centrally cleared	5.014% / Annually	SOFR - 1 day / Annually	$8,294	$(750)	$7,544
10/02/26	USD	25,600,000	centrally cleared	4.697% / Annually	SOFR - 1 day / Annually	234,655	(2,309)	232,346
						$242,949	$(3,059)	$239,890
At September 30, 2023, the fund had liquid securities with an aggregate value of $861,787 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$78,618,792	$—	$78,618,792
Non - U.S. Sovereign Debt	—	2,056,842	—	2,056,842
Municipal Bonds	—	2,654,848	—	2,654,848
U.S. Corporate Bonds	—	97,582,494	—	97,582,494
Residential Mortgage-Backed Securities	—	3,148,373	—	3,148,373
Commercial Mortgage-Backed Securities	—	20,129,255	—	20,129,255
Asset-Backed Securities (including CDOs)	—	47,151,791	—	47,151,791
Foreign Bonds	—	60,496,350	—	60,496,350
Mutual Funds	8,471,559	—	—	8,471,559
Total	$8,471,559	$311,838,745	$—	$320,310,304
Other Financial Instruments
Futures Contracts – Liabilities	$(78,400)	$—	$—	$(78,400)
Swap Agreements – Assets	—	239,890	—	239,890
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,751,208	$91,595,351	$87,875,733	$1,689	$(956)	$8,471,559
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$243,826	$—